Document And Entity Information	Oct. 29, 2026
Document Information [Line Items]
Entity, Registrant Name	TWIN DISC, INCORPORATED
Document, Type	8-K
Document, Period End Date	Oct. 29, 2026
Entity, Incorporation, State or Country Code	WI
Entity, File Number	001-7635
Entity, Tax Identification Number	39-0667110
Entity, Address, Address Line One	222 East Erie Street, Suite 400
Entity, Address, City or Town	Milwaukee
Entity, Address, State or Province	WI
Entity, Address, Postal Zip Code	53202
City Area Code	262
Local Phone Number	638-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TWIN
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000100378